FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES RECORDED AT FAIR VALUE

The following table sets forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of June 30, 2026.

	At June 30, 2026
	Level 1	Level 2	Level 3	Total
Liabilities:
Note payable (Note 7)	$-	$-	$3,626,977	$3,626,977
CCS Note (Note 7)	-	-	5,125,000	5,125,000
Public Warrants	-	-	4,531,000	4,531,000
Private Placement Warrants	-	-	2,522,675	2,522,675
New Warrants			43,651	43,651
Note payable – Polar (Note 7)	-	-	1,845,636	1,845,636
Total liabilities	$-	$-	$17,694,939	$17,694,939

The following table sets forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of December 31, 2025.

	At December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Note payable (Note 7)	$-	$-	$3,323,407	$3,323,407
CCS Note (Note 7)	-	-	5,220,666	5,220,666
Public Warrants	-	-	483,000	483,000
Private Placement Warrants	-	-	268,800	268,800
Note payable – Polar (Note 7)	-	-	1,438,609	1,438,609
Total liabilities	$-	$-	$10,734,482	$10,734,482

The following table sets forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of December 31, 2025. There were no financial assets and liabilities recorded at fair value as of December 31, 2024.

	At December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Note payable (Note 7)	$-	$-	$3,323,407	$3,323,407
CCS Note (Note 7)	-	-	5,220,666	5,220,666
Public Warrants	-	-	483,000	483,000
Private Placement Warrants	-	-	268,800	268,800
Note payable – Polar (Note 7)	-	-	1,438,609	1,438,609
Total liabilities	$-	$-	$10,734,481	$10,734,481

SCHEDULE OF CHANGES IN FAIR VALUE OF THE COMPANY LIABILITIES MEASURED USING LEVEL 3 INPUTS

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the:

	Six Months Ended June 30, 2026
	Beginning	Acquisitions &		Change in
	Balance	Issuances	Payments	Fair Value	Ending Balance
Note payable (Note 7)	$3,323,407	$1,200,000	$(847,624)	$(48,806)	$3,626,977
CCS Note (Note 7)	5,220,666	-	-	(95,666)	5,125,000
Public Warrants	483,000	-	-	4,048,000	4,531,000
Private Placement Warrants	268,800	-	-	2,253,875	2,522,675
New Warrants	-	33,702	-	9,949	43,651
Note payable – Polar (Note 7)	1,438,609	-	-	407,027	1,845,636
Total	$10,734,482	$1,233,702	$(847,624)	$6,574,379	$17,694,939

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the:

	Year Ended December 31, 2025
	Beginning	Acquisitions		Change in	Ending
	Balance	& Issuances	Payments	Fair Value	Balance
Note payable (Note 7)	$-	$2,788,000	$(37,740)	$535,407	$3,323,407
CCS Note (Note 7)	-	4,796,223	-	424,443	5,220,666
Loan payable to related party (Note 9)	-	10,311,423	(10,214,709)	(96,714)	-
Public Warrants	-	121,900,000	-	(121,417,000)	483,000
Private Placement Warrants	-	88,768,000	-	(88,499,200)	268,800
Note payable – Polar (Note 7)	-	6,480,632	-	(5,042,024)	1,438,609
Total	$-	$235,044,278	$(10,252,449)	$(214,095,088)	$10,734,482

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the year ended December 31, 2025:

	Year Ended December 31, 2025
	Beginning Balance	Acquisitions & Issuances	Payments	Change in Fair Value	Ending Balance
Note payable (Note 7)	$–	$2,788,000	$(37,740)	$535,407	$3,323,407
CCS Note (Note 7)	–	4,796,223	–	424,443	5,220,666
Loan payable to related party (Note 9)	–	10,311,423	(10,214,709)	(96,714)	–
Public Warrants	–	121,900,000	–	(121,417,000)	483,000
Private Placement Warrants	–	88,768,000	–	(88,499,200)	268,800
Note payable – Polar (Note 7)	–	6,480,632	–	(5,042,024)	1,438,609
Total	$–	$235,044,278	$(10,252,449)	$(214,057,348)	$10,734,481

SCHEDULE OF KEY INPUTS INTO MODELS FOR NOTE PAYABLE

The fair value of the Company’s liabilities recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of liabilities recorded under the fair value option as of June 30, 2026, were as follows:

	Three Months Ended June 30, 2026
	Note Payable(1)	CCS Note(1)
Valuation Inputs:
Expected term (in years)	1.50	1.50
Risk-adjusted discount rate	13.90% - 16.95%	13.90%

(1)	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.

The fair value of the Company’s liabilities recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of liabilities recorded under the fair value option as of December 31, 2025, were as follows:

	Year Ended December 31, 2025
			Loan Payable to
	Note Payable(1)	CCS Note(1)	Related Party(1)
Valuation Inputs:
Expected term (in years)	0.25 - 1.00	1.25 - 1.00	0.25 - 1.00
Risk-adjusted discount rate	11.89%	11.96% - 16.95%	11.89% - 17.38%

(1)	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.

The fair value of the Company’s liabilities recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of liabilities recorded under the fair value option at issuance and December 31, 2025, were as follows:

	Year Ended December 31, 2025
	Note Payable(1)	CCS Note(1)	Loan Payable to Related Party(1)
Valuation Inputs:
Expected term (in years)	0.25 – 1.00	1.25 – 1.00	0.25 – 1.00
Risk-adjusted discount rate	11.89%	11.96% - 16.95%	11.89% - 17.38%

(1)	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.

Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SCHEDULE OF KEY INPUTS INTO MODELS FOR PRIVATE PLACEMENT WARRANTS

The key inputs into the models for the Public Warrants at June 30, 2026, were as follows:

Input	June 30, 2026

Warrant exercise price	$11.50
Risk-free rate	4.169%
Dividend yield	0.00%
Expected term (years)	3.9333
Expected volatility	223.44%
Class A common stock price	$0.440

The key inputs into the models for the Public Warrants at December 31, 2025, were as follows:

Input	December 31, 2025

Warrant exercise price	$11.50
Risk-free rate	3.67%
Dividend yield	0.00%
Expected term (years)	4.4
Expected volatility	100.58%
Class A common stock price	$0.27

Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SCHEDULE OF KEY INPUTS INTO MODELS FOR PRIVATE PLACEMENT WARRANTS

The key inputs into the models for the Private Placement Warrants were as follows:

Input	June 30, 2026

Warrant exercise price	$11.50
Risk-free rate	4.169%
Dividend yield	0.00%
Expected term (years)	3.9333
Expected volatility	223.44%
Class A common stock price	$0.440

The key inputs into the models for the Private Placement Warrants were as follows:

Input	December 31, 2025

Warrant exercise price	$11.50
Risk-free rate	3.67%
Dividend yield	0.00%
Expected term (years)	4.4
Expected volatility	100.58%
Class A common stock price	$0.27

New Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SCHEDULE OF KEY INPUTS INTO MODELS FOR PRIVATE PLACEMENT WARRANTS
Input	June 30, 2026

Warrant exercise price	$0.21
Risk-free rate	4.190%
Dividend yield	0.00%
Expected term (years)	4.9500
Expected volatility	223.44%
Class A common stock price	$0.440

Loan Payable Polar [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
SCHEDULE OF KEY INPUTS INTO MODELS FOR NOTE PAYABLE

The key inputs into the model for the Note Payable – Polar were as follows:

Input	June 30, 2026

Risk-free rate	4.06%
Expected term (years)	1.50
Expected volatility	223.44%
Class A common stock price	$0.44
The key inputs into the model for the Note Payable – Polar were as follows:
Input	December 31, 2025

Risk-free rate	3.48%
Expected term (years)	1.0
Class A common stock price	$0.27